SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2023
Sales to external customers	6,783	5,876	21,212	2,698	530	8	—	37,107
Intersegment sales**	65	1,018	209	136	1,054	5	(2,487)	—
Operating income (loss)	1,117	876	933	(240)	599	(185)	17	3,117
Depreciation and amortization	253	177	603	145	112	20	—	1,310
Capital expenditures	237	382	701	223	372	101	(18)	1,998
Six months ended June 30, 2022
Sales to external customers	7,385	6,291	26,377	3,189	727	9	—	43,978
Intersegment sales**	28	1,061	115	381	1,211	8	(2,804)	—
Operating income (loss)	1,871	1,875	4,144	323	974	(136)	(124)	8,927
Depreciation and amortization	186	129	652	211	120	18	—	1,316
Capital expenditures	202	213	398	197	162	12	—	1,184

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2023	2022
Operating income	3,117	8,927
Income from investments in associates, joint ventures and other investments	711	1,137
Financing costs - net	(361)	(427)
Income before taxes	3,467	9,637
Income tax expense	(420)	(1,381)
Net income (including non-controlling interests)	3,047	8,256

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2023	2022
Americas
United States	4,807	4,768
Brazil	4,152	4,545
Canada	1,783	2,281
Mexico	1,683	1,463
Argentina	909	856
Others Americas	612	960
Total Americas	13,946	14,873
Europe
Germany	3,685	4,236
France	2,794	3,288
Poland	2,420	3,399
Spain	2,256	2,665
Italy	1,415	2,396
Belgium	1,133	1,071
Netherlands	806	1,046
United Kingdom	755	952
Czech Republic	681	848
Turkey	524	685
Russia	494	420
Ukraine	195	275
Romania	192	312
Others Europe	2,564	3,499
Total Europe	19,914	25,092
Asia & Africa
South Africa	974	1,308
Morocco	385	416
Egypt	22	76
Rest of Africa	284	289
China	364	345
Kazakhstan	298	370
South Korea	176	240
India	59	47
Rest of Asia	685	922
Total Asia & Africa	3,247	4,013
Total	37,107	43,978

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2023	2022
Flat products	20,738	25,208
Long products	7,834	9,682
Tubular products	1,220	1,477
Mining products	564	837
Others	6,751	6,774
Total	37,107	43,978

Schedule of disaggregation of revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2023 and 2022, respectively:

Six months ended June 30, 2023	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,223	5,487	18,526	2,206	—	—	32,442
Non-steel sales [1]	313	79	1,060	258	516	—	2,226
By-product sales [2]	48	82	785	82	—	—	997
Other sales [3]	199	228	841	152	14	8	1,442
Total	6,783	5,876	21,212	2,698	530	8	37,107

Six months ended June 30, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	7,153	5,877	23,720	2,767	—	—	39,517
Non-steel sales [1]	10	87	1,124	227	708	—	2,156
By-product sales [2]	64	67	641	84	—	—	856
Other sales [3]	158	260	892	111	19	9	1,449
Total	7,385	6,291	26,377	3,189	727	9	43,978
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron (following the acquisition of ArcelorMittal Texas HBI on June 30, 2022);
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.